ACCOUNTS RECEIVABLE, NET - Changes in provision (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in the PCLD for customer electricity accounts
Opening Balance	R$ 2,635,209	R$ 1,928,072	R$ 1,701,729
(+) Constitution	619,232	994,167	290,736
(-) Reversal	(738,732)	(189,302)	(22,801)
(-) Write-off	(855,403)	(97,728)	(41,592)
Transfers	8,404
Closing Balance	R$ 1,668,710	R$ 2,635,209	R$ 1,928,072